Leases (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating lease cost	$ 168	$ 34	$ 311	$ 307
Measurement of operating lease liabilities			301	262
Short term lease cost	91	86	174	199
Short term lease payments	122	$ 47	155	169
Other Liabilities [Member] | UNITED KINGDOM
Asset retirement obligation	181		165	136
Other Liabilities [Member] | SPAIN
Asset retirement obligation	$ 40		$ 38	$ 29